Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	¥ 800,463	¥ 764,026
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	688,102	675,032
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	126,750	103,504
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (14,389)	¥ (14,510)